Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Assets

Other assets as at December 31 were comprised of:

	2020	2019
Deferred income tax assets (Note 8)	242	249
Ammonia catalysts – net of accumulated amortization of $76 (2019 – $71)	89	89
Long-term income tax receivable (Note 8)	305	36
Accrued pension benefit assets (Note 21)	109	25
Other – net of accumulated amortization of $44 (2019 – $41)	169	165
	914	564